Gain/(loss) on Deconsolidation of Subsidiary - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Oct. 18, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Financial assets	$ 326,290	$ 390,873
Vedanta
Disclosure of subsidiaries [line items]
Financial assets	553	11,163
Vedanta
Disclosure of subsidiaries [line items]
Deconsolidation gain				$ 61,787
Share held at fair value				20,456
Calculated gain on deconsolidation				$ 61,787
Seaport
Disclosure of subsidiaries [line items]
Share held at fair value	$ 236,003	177,288	$ 2,461
Calculated gain on deconsolidation		$ 151,808	$ 151,808